Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Fuelstream INC
Entity Central Index Key	0001024920
Document Type	S-1/A
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	This amendment is for the purpose of filing the XBRL financial report.
Entity Public Float		$ 3,312,128
Entity Common Stock, Shares Outstanding		49,186,857
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013